Shareholder Report, Holdings (Details)	Jun. 30, 2026
C000002886 | Lennar Corp.B
Holdings [Line Items]
Percent of Net Asset Value	16.70%
C000002886 | Lennar Corp.AShort
Holdings [Line Items]
Percent of Net Asset Value	(12.90%)
C000002886 | Chart Industries Inc.
Holdings [Line Items]
Percent of Net Asset Value	2.40%
C000002886 | TXNM Energy Inc.
Holdings [Line Items]
Percent of Net Asset Value	1.80%
C000002886 | Janus Henderson Group Ltd.
Holdings [Line Items]
Percent of Net Asset Value	1.50%
C000002886 | Fox Corp.B
Holdings [Line Items]
Percent of Net Asset Value	1.40%
C000002886 | Taylor Morrison Home Corp.
Holdings [Line Items]
Percent of Net Asset Value	1.30%
C000002886 | The AES Corp.
Holdings [Line Items]
Percent of Net Asset Value	1.30%
C000002886 | Pan American Silver Corp.
Holdings [Line Items]
Percent of Net Asset Value	1.20%
C000002886 | Apogee Therapeutics Inc.
Holdings [Line Items]
Percent of Net Asset Value	0.90%
C000002886 | InvestmentType_Common Stocks
Holdings [Line Items]
Percent of Net Asset Value	60.10%
C000002886 | InvestmentType_Common Stocks – Securities Sold Short
Holdings [Line Items]
Percent of Net Asset Value	(13.10%)
C000002886 | InvestmentType_U.S. Government Obligations
Holdings [Line Items]
Percent of Net Asset Value	40.50%
C000002886 | InvestmentType_Rights
Holdings [Line Items]
Percent of Net Asset Value	0.50%
C000002886 | InvestmentType_Closed-End Funds
Holdings [Line Items]
Percent of Net Asset Value	0.10%
C000002886 | InvestmentType_Other Assets and Liabilities (Net)
Holdings [Line Items]
Percent of Net Asset Value	11.90%
C000002886 | U.S. Government Obligations
Holdings [Line Items]
Percent of Net Asset Value	40.50%
C000002886 | Building and Construction
Holdings [Line Items]
Percent of Net Asset Value	18.10%
C000002886 | Building and Construction - Short
Holdings [Line Items]
Percent of Net Asset Value	(12.90%)
C000002886 | Energy and Utilities
Holdings [Line Items]
Percent of Net Asset Value	7.40%
C000002886 | Health Care
Holdings [Line Items]
Percent of Net Asset Value	6.10%
C000002886 | Entertainment
Holdings [Line Items]
Percent of Net Asset Value	4.20%
C000002886 | Financial Services
Holdings [Line Items]
Percent of Net Asset Value	4.20%
C000002886 | Diversified Industrial
Holdings [Line Items]
Percent of Net Asset Value	3.80%
C000002886 | Other Industry sectors
Holdings [Line Items]
Percent of Net Asset Value	16.70%
C000050409 | Lennar Corp.B
Holdings [Line Items]
Percent of Net Asset Value	16.70%
C000050409 | Lennar Corp.AShort
Holdings [Line Items]
Percent of Net Asset Value	(12.90%)
C000050409 | Chart Industries Inc.
Holdings [Line Items]
Percent of Net Asset Value	2.40%
C000050409 | TXNM Energy Inc.
Holdings [Line Items]
Percent of Net Asset Value	1.80%
C000050409 | Janus Henderson Group Ltd.
Holdings [Line Items]
Percent of Net Asset Value	1.50%
C000050409 | Fox Corp.B
Holdings [Line Items]
Percent of Net Asset Value	1.40%
C000050409 | Taylor Morrison Home Corp.
Holdings [Line Items]
Percent of Net Asset Value	1.30%
C000050409 | The AES Corp.
Holdings [Line Items]
Percent of Net Asset Value	1.30%
C000050409 | Pan American Silver Corp.
Holdings [Line Items]
Percent of Net Asset Value	1.20%
C000050409 | Apogee Therapeutics Inc.
Holdings [Line Items]
Percent of Net Asset Value	0.90%
C000050409 | InvestmentType_Common Stocks
Holdings [Line Items]
Percent of Net Asset Value	60.10%
C000050409 | InvestmentType_Common Stocks – Securities Sold Short
Holdings [Line Items]
Percent of Net Asset Value	(13.10%)
C000050409 | InvestmentType_U.S. Government Obligations
Holdings [Line Items]
Percent of Net Asset Value	40.50%
C000050409 | InvestmentType_Rights
Holdings [Line Items]
Percent of Net Asset Value	0.50%
C000050409 | InvestmentType_Closed-End Funds
Holdings [Line Items]
Percent of Net Asset Value	0.10%
C000050409 | InvestmentType_Other Assets and Liabilities (Net)
Holdings [Line Items]
Percent of Net Asset Value	11.90%
C000050409 | U.S. Government Obligations
Holdings [Line Items]
Percent of Net Asset Value	40.50%
C000050409 | Building and Construction
Holdings [Line Items]
Percent of Net Asset Value	18.10%
C000050409 | Building and Construction - Short
Holdings [Line Items]
Percent of Net Asset Value	(12.90%)
C000050409 | Energy and Utilities
Holdings [Line Items]
Percent of Net Asset Value	7.40%
C000050409 | Health Care
Holdings [Line Items]
Percent of Net Asset Value	6.10%
C000050409 | Entertainment
Holdings [Line Items]
Percent of Net Asset Value	4.20%
C000050409 | Financial Services
Holdings [Line Items]
Percent of Net Asset Value	4.20%
C000050409 | Diversified Industrial
Holdings [Line Items]
Percent of Net Asset Value	3.80%
C000050409 | Other Industry sectors
Holdings [Line Items]
Percent of Net Asset Value	16.70%